Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 24,976	$ 36,474	$ 25,844
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Total	20,926	15,285	16,497
Trade receivables | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	12,746	12,995	12,589
Trade receivables | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	4,771	412	3,520
Trade receivables | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,036	374	138
Trade receivables | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,673	1,494	250
Trade receivables | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 700	$ 10	$ 0